Intangible Assets Other Than Goodwill - Amortization (Expense) / Income (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Goodwill and Intangible Assets Disclosure [Abstract]
Favorable lease terms charter-out	$ 0	$ (3,957)	$ (255)
Total	$ 0	$ (3,957)	$ (255)